DEBT (Details 3) (USD $) In Millions, unless otherwise specified	6 Months Ended
	Aug. 04, 2013 Term Loan Facility	Aug. 04, 2013 Senior ABL Facility	Feb. 03, 2013 Senior ABL Facility
Senior Credit Facilities disclosures
Note issued, amount	$ 1,000
Amortization of debt, aggregate annual amounts as a percentage of original principal amount	1.00%
Line of credit facility, maximum borrowing capacity		1,500	1,500
Line of credit facility, available for borrowing		888	910
Letter of credit facility outstanding		56	61
Line of credit facility, available for borrowing on qualifying cash balances		$ 51	$ 70